Convertible Debts (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Convertible Debts
Accrued interest		$ 17
Debt discount		(314)
Total		1,627
Series D Convertible Note
Convertible Debts
Convertible note - Series D	$ 0	$ 1,924